Acquisitions (Balance Sheet) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Nov. 18, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Land	$ 8,262,784	$ 7,209,933			$ 3,354,119
Real property interests	344,151,652	285,411,441			251,760,134
Total land and real property interests	352,414,436	292,621,374			255,114,253
Accumulated amortization of real property interests	(12,387,800)	(8,507,384)			(3,942,232)
Land and net real property interests	340,026,636	284,113,990			251,172,021
Investments in receivables, net	8,305,178	8,665,274			9,085,281	$ 9,743,976
Cash and cash equivalents	273,090	311,108		$ 477,268	1,037,327	25,248,137	$ 158,559
Rent receivables, net	763,743	212,015			152,287
Due from Landmark and affiliates	2,111,822	659,722			648,701
Deferred loan cost, net	4,016,540	5,320,093		$ 657,448	5,318,485
Deferred rent receivable	678,768	483,638			234,245
Derivative assets					459,278
Other intangible assets, net	9,360,484	7,529,851			6,876,505
Other assets	150,433	399,222
Total assets	365,686,694	307,694,913			274,984,130
Liabilities and equity
Revolving credit facility	164,500,000	74,000,000
Secured debt facility	39,704,988	70,782,005			139,635,210
Accounts payable and accrued liabilities	635,324	279,458			1,036,830
Due to Landmark and affiliates					583,689
Other intangible liabilities, net	12,159,001	10,524,814			9,113,511
Prepaid rent	3,039,957	2,540,067			2,068,155
Derivative liabilities	2,400,877	377,304			193,101
Total liabilities	$ 222,440,147	$ 158,503,648			$ 152,630,496
Commitments and contingencies
Equity	$ 143,246,547	$ 149,191,265	$ 129,523,472		$ 122,353,634	$ 135,493,312	$ 42,358,511
Total liabilities and equity	365,686,694	307,694,913			274,984,130
Landmark, General Partner and affiliates
Assets
Land	8,262,784	7,209,933			3,354,119
Real property interests	344,151,652	285,411,441			251,760,134
Total land and real property interests	352,414,436	292,621,374			255,114,253
Accumulated amortization of real property interests	(12,387,800)	(8,507,384)			(3,942,232)
Land and net real property interests	340,026,636	284,113,990			251,172,021
Investments in receivables, net	8,305,178	8,665,274			9,085,281
Cash and cash equivalents	273,090	311,108			1,037,327
Rent receivables, net	763,743	212,015			152,287
Due from Landmark and affiliates	2,111,822	659,722			648,701
Deferred loan cost, net	4,016,540	5,320,093			5,318,485
Deferred rent receivable	678,768	483,638			234,245
Derivative assets					459,278
Other intangible assets, net	9,360,484	7,529,851			6,876,505
Other assets	150,433	399,222
Total assets	365,686,694	307,694,913			274,984,130
Liabilities and equity
Revolving credit facility	164,500,000	74,000,000
Secured debt facility	39,704,988	70,782,005			139,635,210
Accounts payable and accrued liabilities	635,324	279,458			1,036,830
Due to Landmark and affiliates					583,689
Other intangible liabilities, net	12,159,001	10,524,814			9,113,511
Prepaid rent	3,039,957	2,540,067			2,068,155
Derivative liabilities	2,400,877	377,304			193,101
Total liabilities	222,440,147	158,503,648			152,630,496
Equity	143,246,547	149,191,265			122,353,634
Total liabilities and equity	365,686,694	307,694,913			274,984,130
Landmark, General Partner and affiliates | As Previously Reported November 5 2015
Assets
Land	6,977,145
Real property interests	290,301,565
Total land and real property interests	297,278,710
Accumulated amortization of real property interests	(10,390,300)
Land and net real property interests	286,888,410
Investments in receivables, net	8,305,178
Cash and cash equivalents	273,090
Rent receivables, net	741,504
Due from Landmark and affiliates	2,111,822
Deferred loan cost, net	2,976,610
Deferred rent receivable	499,139
Other intangible assets, net	8,099,980
Other assets	150,433
Total assets	310,046,166
Liabilities and equity
Revolving credit facility	164,500,000
Accounts payable and accrued liabilities	505,729
Other intangible liabilities, net	10,742,540
Prepaid rent	2,617,307
Derivative liabilities	2,218,717
Total liabilities	180,584,293
Equity	129,461,873
Total liabilities and equity	310,046,166
Landmark, General Partner and affiliates | As Previously Reported, December 2 2015
Assets
Land		5,924,294			2,599,745
Real property interests		231,561,354			210,709,364
Total land and real property interests		237,485,648			213,309,109
Accumulated amortization of real property interests		(7,135,676)			(3,347,829)
Land and net real property interests		230,349,972			209,961,280
Investments in receivables, net		8,665,274			9,085,281
Cash and cash equivalents		311,108			1,037,327
Rent receivables, net		123,767			144,771
Due from Landmark and affiliates		659,722			648,701
Deferred loan cost, net		3,985,227			4,218,770
Deferred rent receivable		344,162			191,488
Derivative assets					455,561
Other intangible assets, net		6,101,048			5,611,105
Other assets		399,222
Total assets		250,939,502			231,354,284
Liabilities and equity
Revolving credit facility		74,000,000
Secured debt facility		29,707,558			114,280,724
Accounts payable and accrued liabilities		141,508			945,664
Due to Landmark and affiliates					583,689
Other intangible liabilities, net		8,938,034			7,863,355
Prepaid rent		2,029,542			1,762,792
Derivative liabilities		308,899			193,101
Total liabilities		115,125,541			125,629,325
Equity		135,813,961			105,724,959
Total liabilities and equity		250,939,502			231,354,284
Fund C | Landmark, General Partner and affiliates | Acquisition from related party
Assets
Land	635,741	635,741			635,741
Real property interests	22,729,545	22,729,545			19,719,254
Total land and real property interests	23,365,286	23,365,286			20,354,995
Accumulated amortization of real property interests	(991,745)	(710,517)			(346,049)
Land and net real property interests	22,373,541	22,654,769			20,008,946
Rent receivables, net	22	15,419			819
Deferred loan cost, net	273,170	421,137			524,306
Deferred rent receivable	5,027	3,975			2,572
Derivative assets					3,717
Other intangible assets, net	494,461	562,580			568,063
Total assets	23,146,221	23,657,880			21,108,423
Liabilities and equity
Secured debt facility	15,175,137	16,064,777			13,772,601
Accounts payable and accrued liabilities	49,639	54,002			69,834
Other intangible liabilities, net	643,800	730,906			705,415
Prepaid rent	138,725	161,034			135,746
Derivative liabilities	99,899	13,034
Total liabilities	16,107,200	17,023,753			14,683,596
Equity	7,039,021	6,634,127			6,424,827
Total liabilities and equity	23,146,221	23,657,880			21,108,423
Fund F | Landmark, General Partner and affiliates | Acquisition from related party
Assets
Land	649,898	649,898			118,633
Real property interests	31,120,542	31,120,542			21,331,516
Total land and real property interests	31,770,440	31,770,440			21,450,149
Accumulated amortization of real property interests	(1,005,755)	(661,191)			(248,354)
Land and net real property interests	30,764,685	31,109,249			21,201,795
Rent receivables, net	22,217	72,829			6,697
Deferred loan cost, net	766,760	913,729			575,409
Deferred rent receivable	174,602	135,501			40,185
Other intangible assets, net	766,043	866,223			697,337
Total assets	32,494,307	33,097,531			22,521,423
Liabilities and equity
Secured debt facility	24,529,851	25,009,670			11,581,885
Accounts payable and accrued liabilities	79,956	83,948			21,332
Other intangible liabilities, net	772,661	855,874			544,741
Prepaid rent	283,925	349,491			169,617
Derivative liabilities	82,261	55,371
Total liabilities	25,748,654	26,354,354			12,317,575
Equity	6,745,653	6,743,177			10,203,848
Total liabilities and equity	$ 32,494,307	$ 33,097,531			$ 22,521,423